IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Jan. 31, 2018	Oct. 31, 2017
Assets
Cash and non-interest-bearing deposits with banks	$ 4,088	$ 4,380	$ 3,663	$ 3,301	$ 3,440
Interest-bearing deposits with banks	12,484	13,311
Securities	109,027	101,664
Cash collateral on securities borrowed	4,962	5,488
Securities purchased under resale agreements	51,886	43,450
Loans
Residential mortgages	207,657	207,749
Personal	42,666	43,058
Credit card	12,477	12,673
Business and government	113,976	109,555
Allowance for credit losses	(1,715)	(1,639)		(1,626)
Derivative instruments	21,174	21,431
Customers' liability under acceptances	10,011	10,265
Other assets	25,954
Total assets	614,647	597,099
Liabilities
Deposits	464,707	461,015
Obligations related to securities sold short	15,435	13,782
Cash collateral on securities lent	2,660	2,731
Obligations related to securities sold under repurchase agreements	42,481	30,840
Derivative instruments	23,337	20,973
Acceptances	10,051	10,296
Other liabilities	15,731
Subordinated indebtedness	4,162	4,080
Equity	36,083	35,116		$ 32,322
Total liabilities and equities	614,647	597,099
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	4,088
Interest-bearing deposits with banks	12,484
Securities	3,604
Cash collateral on securities borrowed	4,962
Securities purchased under resale agreements	29,121
Loans
Residential mortgages	1,993
Personal	540
Credit card	262
Business and government	12,017
Allowance for credit losses	0
Derivative instruments	2,170
Customers' liability under acceptances	8,610
Other assets	0
Total assets	79,851	71,919
Liabilities
Deposits	15,940
Obligations related to securities sold short	15,435
Cash collateral on securities lent	2,660
Obligations related to securities sold under repurchase agreements	39,392
Derivative instruments	2,575
Acceptances	8,650
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Total liabilities and equities	84,652	78,258
Later than one months and not later than three months [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	1,966
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	9,985
Loans
Residential mortgages	5,305
Personal	733
Credit card	524
Business and government	3,600
Allowance for credit losses	0
Derivative instruments	2,040
Customers' liability under acceptances	1,265
Other assets	0
Total assets	25,418	28,094
Liabilities
Deposits	26,990
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	3,000
Derivative instruments	2,302
Acceptances	1,265
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Total liabilities and equities	33,557	33,933
3 - 6 months [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	3,273
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	9,142
Loans
Residential mortgages	11,803
Personal	996
Credit card	786
Business and government	4,969
Allowance for credit losses	0
Derivative instruments	1,031
Customers' liability under acceptances	130
Other assets	0
Total assets	32,130	22,273
Liabilities
Deposits	39,777
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	1,266
Acceptances	130
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Total liabilities and equities	41,173	36,399
6 - 9 months [Member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	2,382
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	774
Loans
Residential mortgages	10,863
Personal	867
Credit card	786
Business and government	2,822
Allowance for credit losses	0
Derivative instruments	1,024
Customers' liability under acceptances	6
Other assets	0
Total assets	19,524	28,495
Liabilities
Deposits	31,174
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	89
Derivative instruments	1,413
Acceptances	6
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Total liabilities and equities	32,682	32,776
9 - 12 months [Member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	2,553
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	186
Loans
Residential mortgages	10,686
Personal	1,048
Credit card	786
Business and government	5,209
Allowance for credit losses	0
Derivative instruments	1,554
Customers' liability under acceptances	0
Other assets	0
Total assets	22,022	19,833
Liabilities
Deposits	29,226
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	1,990
Acceptances	0
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Total liabilities and equities	31,216	27,726
1 - 2 years [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	7,671
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	2,678
Loans
Residential mortgages	53,838
Personal	223
Credit card	3,144
Business and government	15,997
Allowance for credit losses	0
Derivative instruments	2,120
Customers' liability under acceptances	0
Other assets	0
Total assets	85,671	83,405
Liabilities
Deposits	25,183
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	2,347
Acceptances	0
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Total liabilities and equities	27,530	29,779
2 - 5 years [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	34,162
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	104,478
Personal	1,717
Credit card	6,189
Business and government	38,630
Allowance for credit losses	0
Derivative instruments	4,626
Customers' liability under acceptances	0
Other assets	0
Total assets	189,802	187,178
Liabilities
Deposits	52,384
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	3,999
Acceptances	0
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Total liabilities and equities	56,383	56,793
Over five year [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	27,227
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	8,313
Personal	2,304
Credit card	0
Business and government	13,180
Allowance for credit losses	0
Derivative instruments	6,609
Customers' liability under acceptances	0
Other assets	0
Total assets	57,633	53,821
Liabilities
Deposits	8,947
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	7,445
Acceptances	0
Other liabilities	0
Subordinated indebtedness	4,162
Equity	0
Total liabilities and equities	20,554	19,607
No specific maturity [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	26,189
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	378
Personal	34,238
Credit card	0
Business and government	17,552
Allowance for credit losses	(1,715)
Derivative instruments	0
Customers' liability under acceptances	0
Other assets	25,954
Total assets	102,596	102,081
Liabilities
Deposits	235,086
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	0
Acceptances	0
Other liabilities	15,731
Subordinated indebtedness	0
Equity	36,083
Total liabilities and equities	$ 286,900	$ 281,828